                                                                                          Registration No.  2-49887
                                                                                                 File No.  811-2454

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                  [   ]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 63                                                                                 [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [   ]

Amendment No. 32                                                                                                [X]

-------------------------------------------------------------------------------------------------------------------
                                        OPPENHEIMER MONEY MARKET FUND, INC.
-------------------------------------------------------------------------------------------------------------------
                                (Exact Name of Registrant as Specified in Charter)

-------------------------------------------------------------------------------------------------------------------
                                    6803 South Tucson Way, Englewood, CO 80112
-------------------------------------------------------------------------------------------------------------------
                                (Address of Principal Executive Offices) (Zip Code)

-------------------------------------------------------------------------------------------------------------------
                                                  (303) 768-3200
-------------------------------------------------------------------------------------------------------------------
                               (Registrant's Telephone Number, including Area Code)

-------------------------------------------------------------------------------------------------------------------

                                               Robert G. Zack, Esq.

-------------------------------------------------------------------------------------------------------------------
                                              OppenheimerFunds, Inc.

                                    6803 South Tucson Way, Englewood, CO 80112

-------------------------------------------------------------------------------------------------------------------
                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On November 28, 2001 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ________________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.